Summary of Significant Accounting Policies (Details Textual) (USD $)	9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2013
Write-off of abandoned patents	$ 0	$ 88,582	$ 440,780	$ 0	$ 0	$ 1,353,976	$ 1,353,976
Impairment of Long-Lived Assets to be Disposed of			2,945,079	35,878	0
Recognition of Deferred Revenue				488,959
Deferred revenue	$ 229,621		$ 263,125	$ 369,748		$ 263,125	$ 229,621